Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 02, 2026	Feb. 28, 2026	Dec. 31, 2025	Mar. 10, 2026	Dec. 31, 2024	Dec. 31, 2023	Nov. 29, 2022
IfrsStatementLineItems [Line Items]
Consideration paid (received)			$ 120,000,000
Number of ordinary shares issued			25,000,000		25,000,000	20,000,000	12,258,458
Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Acquired equity interests	100.00%	6.00%
Consideration paid (received)	$ 1
Cash and cash equivalents recognised as of acquisition date	445,000
Amounts receivable, related party transactions	$ 445,000
Number of ordinary shares issued		100,000
Termination, description		The agreement has a minimum term of 120 days plus a 12 month tail on termination.
Cash received				$ 1,500,000
Secured promissory note				$ 1,655,000
Interest rate				9.00%
Share warrants				200,000
Nonadjusting Events After Reporting Period [Member] | C E O [Member]
IfrsStatementLineItems [Line Items]
Acquired equity interests	41.00%